Document and Entity Information	Nov. 13, 2019
Document And Entity Information
Document Type	497
Document Period End Date	May 22, 2019
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 13, 2019
Document Effective Date	Nov. 13, 2019
Prospectus Date	May 24, 2019